Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 1,762	$ 2,560
Share-based compensation	826	2,736
Total	$ 2,588	$ 5,296